Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of the domestic and foreign components of loss from operations before income taxes
The following represents the domestic and foreign components of loss from operations before income taxes for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
United States	$(89,525)	$(107,267)
Foreign	1,338	3,171

Total loss before income taxes	$(88,187)	$(104,096)

Schedule of components of the (benefit from) provision for income taxes
The Company’s components of the (benefit from) provision for income taxes consists of the following for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Current:
US Federal	$—	$—
US States	1	1
Foreign	(492)	581

Total current	(491)	582
Deferred:
US Federal	$—	$—
US States	—	—
Foreign	(107)	(48)

Total deferred	(107)	(48)

Total (benefit from) provision for income taxes	$(598)	$534

Schedule of the income tax determined by applying the U.S. federal statutory income tax rate to pretax loss
Income tax expense differs from the amount of income tax determined by applying the U.S. federal statutory income tax rate of 21% to pretax loss as a result of the following differences for the years ended December 31, 2023 and 2022:

	2023		2022
	Amount	Percent	Amount	Percent
Pretax loss	$(88,187)		$(104,096)
Federal tax at statutory rate	(18,522)	21.00%	(21,542)	20.69%
State taxes, net of federal benefit	1	0.00%	1	0.00%
Pay-to-Play equity financing charge (permanent difference)	7,525	-8.53%	11,729	-11.27%
Other permanent differences	3,620	-4.11%	184	-0.18%
Return to accrual adjustment	(433)	0.49%	—	0.00%
Foreign tax rate differential	111	-0.13%	77	-0.07%
Tax credits	(539)	0.61%	(947)	0.91%
Uncertain tax positions	270	-0.31%	473	-0.45%
Valuation allowance	7,936	-9.00%	10,781	-10.36%
Other, net	(567)	0.64%	(222)	0.21%

	$(598)	0.68%	$534	-0.51%

Schedule of company's deferred tax assets and liabilities
The components of the Company’s deferred tax assets and liabilities are as follows as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$45,600	$38,929
Tax credit	4,989	4,388
Other reserves and accrued expenses	1,105	1,440
Lease liability	110	194
Depreciation	66	60
Share-based compensation	736	636
Capitalized R&E Sec 174	9,533	6,688
Other	(62)	2

	2023	2022
Gross deferred tax assets	62,077	52,337
Valuation allowance	(60,937)	(51,225)

Net deferred tax assets	1,140	1,112
Deferred tax liabilities:
Right of use assets	(107)	(186)

Total deferred tax liabilities	(107)	(186)

Total net deferred tax assets	$1,033	$926

Schedule of unrecognized tax benefits
The beginning and ending unrecognized tax benefits amounts is as follows as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Unrecognized tax benefits, beginning of period	$3,811	$2,985
Additions based on tax positions taken related to prior years	—	—
Additions based on tax positions taken related to current period	472	826
Reductions for tax positions related to prior year	—	—
Reductions for tax positions related to current year	—	—

Unrecognized tax benefits, end of period	$4,283	$3,811

BURTECH ACQUISITION CORP [Member]
Schedule of components of the (benefit from) provision for income taxes

	December 31, 2023	December 31, 2022
Federal
Current	$1,027,644	$791,758
Deferred	(187,264)	(274,031)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	187,264	274,031

Income tax provision	$1,027,644	$791,758

Schedule of the income tax determined by applying the U.S. federal statutory income tax rate to pretax loss

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction Costs	14.3%	0.0%
Fines and Penalties	0.2%	0.0%
Change in valuation allowance	7.9%	11.1%

Income tax provision	43.4%	32.1%

Schedule of company's deferred tax assets and liabilities

	December 31, 2023	December 31, 2022
Deferred tax assets (liability)
Organizational costs/Startup expenses	$475,133	$287,868
Federal Net Operating loss	—	—

Total deferred tax assets (liability)	475,133	287,868
Valuation allowance	(475,133)	(287,868)

Deferred tax assets (liability), net of allowance	$—	$—